UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23134

NorthStar Real Estate Capital Income Master Fund

(Exact name of registrant as specified in charter)

399 Park Avenue, 18th Floor
New York, NY	10022
(Address of principal executive offices)	(Zip code)

Daniel R. Gilbert

Chief Executive Officer and President

NorthStar Real Estate Capital Income Master Fund

399 Park Avenue, 18th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 547-2600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

The unaudited consolidated schedule of investments of NorthStar Real Estate Capital Income Master Fund (the “Fund”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, as of September 30, 2016 is set forth below:

NorthStar Real Estate Capital Income Master Fund

Unaudited Schedule of Investments

As of September 30, 2016

Description	Shares	Cost	Fair Value
Real Estate Investment Trust ("REIT")—0.0%
NS Capital Income Master Fund REIT, Inc. (1)	100	$100	$—
TOTAL INVESTMENTS—0%			—
OTHER ASSETS IN EXCESS LIABILITIES—100%			1,764,693
NET ASSETS—100%			$1,764,693

Shares Outstanding			222,233
Net Asset Value per Common Share at End of Period			$7.94

(1)	At September 30, 2016, the Fund owned more than 25% of the voting securities of NS Capital Income Master Fund REIT, Inc. (the “REIT Subsidiary”), thereby making the REIT Subsidiary a controlled affiliate, as defined by the 1940 Act, of the Fund. The total fair value of securities of affiliates owned by the Fund at September 30, 2016 (including investments in controlled affiliates) was $0, or 0.0% of net assets.

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s unaudited consolidated financial statements contained in its semi-annual report for the period from May 6, 2016 (commencement of operations) through June 30, 2016.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2016:

	September 30, 2016
	Cost	Fair Value	Percentage of Portfolio
Real Estate Investment Trust	$100	$—	100%
	$100	$—	100%

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2016:

	September 30, 2016
Industry Classification	Fair Value	Percentage of Portfolio
Real Estate	$—	100%
	$—	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of September 30, 2016:

	September 30, 2016
Geographic Location(1)	Fair Value	Percentage of Portfolio
United States	$—	100%
Total	$—	100%

(1)	Geographic location based on the portfolio company's headquarters or principal place of business.

NorthStar Real Estate Capital Income Master Fund

Unaudited Schedule of Investments (Continued)

September 30, 2016

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1−	observable inputs such as quoted prices in active markets;

Level 2 −	includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and

Level 3 −	unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2016, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	September 30, 2016

Level 1 - Price quotations in active markets	$—
Level 2 - Significant other observable inputs	—
Level 3 - Significant unobservable inputs	—

$—

The following is a reconciliation for the period from May 6, 2016 (commencement of operations) to September 30, 2016 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Total
Fair Value at beginning of period	$100
Purchases	—
Accretion of discount (amortization of premium)	—
Paid-in-kind interest	—
Sales and redemptions	—
Net change in unrealized appreciation (depreciation)	(100)
Net transfers in or out of Level 3	—
Balance as of September 30, 2016	$—

The amount of total gains (losses) for the period included in changes in net assets attributable to the change in unrealized gains (losses) relating to investments still held at the reporting date	$(100)

As of September 30, 2016, gross unrealized appreciation (depreciation) on a tax basis was ($100). The aggregate cost of the Fund’s investments for U.S. federal income tax purposes totaled $100 as of September 30, 2016. Aggregate net unrealized appreciation (depreciation) on a tax basis was ($100) as of September 30, 2016.

Item 2. Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days prior to the filing date of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the disclosure controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
Date: November 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
Date: November 15, 2016

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
Date: November 15, 2016